Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2022	2021	2020
Salaries and other short-term employee benefits	$3,368	$2,761	$1,155
Pension costs	196	117	70
Share-based compensation expense	8,936	6,906	1,065
Other compensation	414	44	146
Total	$12,914	$9,828	$2,436

Summary of Related Parties Participated in Sale of Series F Preferred Shares
Related parties participated in the sale of Series F preferred shares during 2020 to the following extent:

Name of shareholder	Number of preferred shares purchased
Alychlo NV	233,580
Generation IM Sustainable Fund III, L.P	389,300
Total	622,880